                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

   FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, one new Subaccount will be available under the contract. The Subaccount will invest in a new Portfolio, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In         Investment Objective             Adviser
                   -------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign          Seeks long-term capital growth. Templeton Investment
VARIABLE INSURANCE Securities Fund -- Class 1                                 Counsel, LLC
PRODUCTS TRUST     Shares
                   -------------------------------------------------------------------------------